Fair value measurement (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Financial instruments, measured at fair value by level within the fair value hierarchy
Time deposits	$ 53,601	¥ 372,150	¥ 167,078
Held-to-maturity security	$ 1,000	6,943
Total			167,078
Level 2
Financial instruments, measured at fair value by level within the fair value hierarchy
Time deposits			167,078
Total			¥ 167,078
Financial instruments measured on a recurring basis
Financial instruments, measured at fair value by level within the fair value hierarchy
Time deposits		372,150
Held-to-maturity security		6,943
Total		379,093
Financial instruments measured on a recurring basis | Level 2
Financial instruments, measured at fair value by level within the fair value hierarchy
Time deposits		372,150
Total		372,150
Financial instruments measured on a recurring basis | Level 3
Financial instruments, measured at fair value by level within the fair value hierarchy
Held-to-maturity security		6,943
Total		¥ 6,943